Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the period	$ (126,987)	$ 225,895	$ (219,897)	$ (104,493)
Adjustment to reconcile net income to net cash used in operating activities
Loss on investment in Summa, LLC	0	10,000	10,000	0
Loss on sale of marketable securities	0	919	919	(54,133)
Gain on sale of mineral property	0	(443,308)	(443,308)	(202,901)
Writedown of mineral property			(390,200)	0
Changes in assets and liabilities:
(Increase) decrease in prepaid expenses	6,525	72,008	71,208	(35,875)
Increase (decrease) in accounts payable and accrued liabilities	(4,008)	(1,246)	4,023	3,808
Net Cash Used in Operating Activities	(124,470)	(135,732)	(967,255)	(393,594)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for mineral properties	0	(12,537)	767,863	(137)
Cash paid for investment in Summa, LLC	0	(10,000)	(10,000)	0
Cash from sale of marketable securities	0	623	623	100,133
Cash from properties			0	100,000
Net Cash Provided by (Used in) Investing Activities	0	(21,914)	758,486	199,996
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from warrants/options exercise			0	322,535
Shares issued for cash			0	100,000
Net Cash Provided by Financing Activities			0	422,535
Decrease in cash	(124,470)	(157,646)	(208,769)	228,937
Cash, beginning of period	346,260	555,029	555,029	326,092
Cash, end of period	221,790	397,383	346,260	555,029
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	0	0
NON-CASH TRANSACTIONS:
Marketable securities received as consideration for mineral property option			$ 0	$ 29,127
Shares issued as consideration for mineral property option				146,000
Urealized loss on marketable securities			$ 0	$ 771